Schedule of intangible assets (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Total	$ 2,490	$ 2,490
Less: Accumulated depreciation	(2,213)	(2,013)
Property and equipment, net	277	477
Trademarks [Member]
Intangible Asset, Finite-Lived [Line Items]
Total	498	498
Copyrights [Member]
Intangible Asset, Finite-Lived [Line Items]
Total	356	356
Patents [Member]
Intangible Asset, Finite-Lived [Line Items]
Total	$ 1,636	$ 1,636